Document and Entity Information	Feb. 13, 2023
Cover [Abstract]
Entity Registrant Name	S&W SEED COMPANY
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001477246
Document Type	8-K
Document Period End Date	Feb. 13, 2023
Entity Incorporation, State or Country Code	NV
Entity File Number	001-34719
Entity information ,Former Legal or Registered Name	Not Applicable
Entity Tax Identification Number	27-1275784
Entity Address, Address Line One	2101 Ken Pratt Blvd
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Longmont
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80501
City Area Code	(720)
Local Phone Number	506-9191
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SANW
Entity Emerging Growth Company	false